Victory Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
IF [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
IF [Member] | Lipper A Rated Bond Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.01%	0.03%		2.11%
IF [Member] | Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	0.81%		2.35%
IF [Member] | Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.67%	(0.73%)		0.82%
IF [Member] | Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.96%	0.04%		1.18%
IF [Member] | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	0.86%		2.40%
IF [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.80%	0.09%		1.87%
IF [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.49%	0.95%	2.59%

[1]	Inception date of Class R6 is December 1, 2016.